SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 8 – SEGMENT REPORTING

The chief operating decision maker manages the Company as a single operating and reportable segment. The Company is defined as a shell company, therefore, had one segment during the periods presented in the accompanying financial statements and all operating decisions allocate resources based on the best benefit to the Company as a whole.